UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 73.9%
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 1.5%
Yum! Brands Inc.	17,660	$907,371

Multiline Retail - 2.2%
Target Corp.	26,740	1,337,267

Specialty Retail - 1.2%
Lowe’s Cos. Inc.	27,570	728,675

Textiles, Apparel & Luxury Goods - 3.1%
Coach Inc.	17,120	890,925
V.F. Corp.	10,530	1,037,521

Total Textiles, Apparel & Luxury Goods		1,928,446

TOTAL CONSUMER DISCRETIONARY		4,901,759

CONSUMER STAPLES - 7.1%
Beverages - 2.1%
PepsiCo Inc.	20,310	1,308,167

Food Products - 2.9%
Darling International Inc.	29,040	446,345	*
General Mills Inc.	35,400	1,293,870

Total Food Products		1,740,215

Household Products - 2.1%
Procter & Gamble Co.	20,732	1,277,091

TOTAL CONSUMER STAPLES		4,325,473

ENERGY - 10.2%
Energy Equipment & Services - 5.2%
FMC Technologies Inc.	12,365	1,168,245	*
National-Oilwell Varco Inc.	19,209	1,522,697
Tetra Technology Inc.	19,430	479,727	*

Total Energy Equipment & Services		3,170,669

Oil, Gas & Consumable Fuels - 5.0%
Apache Corp.	12,200	1,597,224
Hess Corp.	17,195	1,465,186

Total Oil, Gas & Consumable Fuels		3,062,410

TOTAL ENERGY		6,233,079

FINANCIALS - 9.5%
Capital Markets - 1.6%
State Street Corp.	21,240	954,526

Commercial Banks - 2.9%
U.S. Bancorp	33,790	893,070
Wells Fargo & Co.	28,020	888,234

Total Commercial Banks		1,781,304

Consumer Finance - 1.8%
American Express Co.	24,900	1,125,480

Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	20,115	927,301

Insurance - 1.7%
Arch Capital Group Ltd.	10,340	1,025,624	*

TOTAL FINANCIALS		5,814,235

HEALTH CARE - 9.6%
Biotechnology - 4.3%
Celgene Corp.	23,645	1,360,297	*
Gilead Sciences Inc.	29,665	1,258,982	*

Total Biotechnology		2,619,279

Health Care Equipment & Supplies - 3.1%
Alere Inc.	18,770	734,658	*
Covidien PLC	22,100	1,147,874

Total Health Care Equipment & Supplies		1,882,532

Health Care Providers & Services - 2.2%
Express Scripts Inc.	25,065	1,393,865	*

TOTAL HEALTH CARE		5,895,676

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.1%
Building Products - 1.1%
Masco Corp.	48,470	$674,702

Commercial Services & Supplies - 2.1%
Covanta Holding Corp.	27,755	474,055
Republic Services Inc.	26,235	788,100

Total Commercial Services & Supplies		1,262,155

Construction & Engineering - 1.6%
Quanta Services Inc.	42,780	959,555	*

Electrical Equipment - 1.6%
Emerson Electric Co.	17,205	1,005,288

Machinery - 2.7%
Deere & Co.	6,340	614,283
Illinois Tool Works Inc.	19,150	1,028,738

Total Machinery		1,643,021

TOTAL INDUSTRIALS		5,544,721

INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 0.8%
Cisco Systems Inc.	28,135	482,515

Computers & Peripherals - 3.0%
Apple Inc.	3,225	1,123,751	*
NetApp Inc.	14,070	677,893	*

Total Computers & Peripherals		1,801,644

Electronic Equipment, Instruments & Components - 1.0%
Corning Inc.	30,530	629,834

Internet Software & Services - 2.8%
eBay Inc.	25,425	789,192	*
Google Inc., Class A Shares	1,520	891,039	*

Total Internet Software & Services		1,680,231

IT Services - 1.6%
Accenture PLC, Class A Shares	17,900	983,963

Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp., Class A Shares	16,780	660,796
Marvell Technology Group Ltd.	37,145	577,605	*

Total Semiconductors & Semiconductor Equipment		1,238,401

Software - 2.1%
Amdocs Ltd.	15,556	448,791	*
Rovi Corp.	15,560	834,794	*

Total Software		1,283,585

TOTAL INFORMATION TECHNOLOGY		8,100,173

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals Inc.	7,895	711,971
Potash Corp. of Saskatchewan Inc.	9,550	562,782

Total Chemicals		1,274,753

Metals & Mining - 0.8%
Cliffs Natural Resources Inc.	4,975	488,943

TOTAL MATERIALS		1,763,696

TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV, Series L Shares, ADR	9,895	574,900
American Tower Corp., Class A Shares	8,765	454,202	*

TOTAL TELECOMMUNICATION SERVICES		1,029,102

UTILITIES - 2.5%
Electric Utilities - 0.8%
Northeast Utilities	13,965	483,189

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY			SHARES	VALUE
Water Utilities - 1.7%
American Water Works Co. Inc.			36,400	$1,021,020

TOTAL UTILITIES				1,504,209

TOTAL COMMON STOCKS (Cost - $33,104,837)				45,112,123

	RATE	MATURITY DATE	FACE AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Banc of America Commercial Mortgage Inc., 2005- 1 A4	5.071%	11/10/42	$287,000	295,670	(a)
Banc of America Commercial Mortgage Inc., 2006- 2 A1	5.611%	5/10/45	9,855	9,850
Bear Stearns Commercial Mortgage Securities, 2003-T12 A3	4.240%	8/13/39	76,877	78,097	(a)
Bear Stearns Commercial Mortgage Securities, 2005-T20 A2	5.127%	10/12/42	181,581	182,299	(a)
Commercial Mortgage Pass-Through Certificates, 2004-LB3A A2	4.713%	7/10/37	11,074	11,069
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	392,162	414,858
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	36,520	38,665
GMAC Commercial Mortgage Securities Inc., 2004- C2 A2	4.760%	8/10/38	186,888	187,437
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	444,002	462,193
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	492,924	519,017
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	485,263	495,304
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	490,171	519,804
LB-UBS Commercial Mortgage Trust, 2005-C2 A3	4.912%	4/15/30	184,000	184,080
Morgan Stanley Dean Witter Capital I Inc., 2001- TOP3 A4	6.390%	7/15/33	66,774	66,977

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,443,147)				3,465,320

CORPORATE BONDS & NOTES - 11.8%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.3%
Comcast Corp., Senior Notes	5.650%	6/15/35	200,000	188,601

Specialty Retail - 0.2%
Best Buy Co. Inc., Senior Notes	3.750%	3/15/16	130,000	128,466

TOTAL CONSUMER DISCRETIONARY				317,067

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	95,000	96,975
PepsiCo Inc., Senior Notes	5.000%	6/1/18	245,000	267,538

TOTAL CONSUMER STAPLES				364,513

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Apache Corp., Senior Notes	5.250%	4/15/13	275,000	296,772
Statoil ASA, Senior Notes	3.125%	8/17/17	70,000	69,316

TOTAL ENERGY				366,088

FINANCIALS - 6.6%
Capital Markets - 0.9%
BlackRock Inc., Senior Notes	3.500%	12/10/14	160,000	167,437
Goldman Sachs Group Inc., Senior Notes	5.700%	9/1/12	243,000	257,607
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	155,000	153,704

Total Capital Markets				578,748

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - 2.5%
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	$35,000	$35,752
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	110,000	112,301
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	100,000	97,651
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	170,000	180,446
Fifth Third Bancorp, Senior Notes	3.625%	1/25/16	100,000	100,021
Rabobank Nederland NV, Notes	4.500%	1/11/21	350,000	353,112
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	170,000	164,204
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	175,000	174,155
Wells Fargo & Co.	4.600%	4/1/21	100,000	99,087
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	175,000	183,277

Total Commercial Banks				1,500,006

Consumer Finance - 1.4%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	800,000	828,552

Diversified Financial Services - 1.2%
Bank of America Corp., Senior Notes	5.625%	10/14/16	250,000	267,074
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	200,000	199,509
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	200,000	258,888

Total Diversified Financial Services				725,471

Insurance - 0.3%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	200,000	177,002

Real Estate Investment Trusts (REITs) - 0.3%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	50,000	49,288
Health Care Reit Inc., Senior Notes	3.625%	3/15/16	125,000	123,960
Simon Property Group LP, Senior Notes	4.200%	2/1/15	40,000	42,115

Total Real Estate Investment Trusts (REITs)				215,363

TOTAL FINANCIALS				4,025,142

HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	3.000%	3/15/15	70,000	72,094
Stryker Corp., Senior Notes	3.000%	1/15/15	65,000	66,666

Total Health Care Equipment & Supplies				138,760

Pharmaceuticals - 1.8%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	225,000	254,825
AstraZeneca PLC, Senior Notes	5.400%	9/15/12	275,000	293,130
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	130,000	138,597
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	185,000	197,969
Wyeth, Notes	5.500%	2/15/16	165,000	184,831

Total Pharmaceuticals				1,069,352

TOTAL HEALTH CARE				1,208,112

INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.3%
Hewlett-Packard Co., Senior Notes	4.250%	2/24/12	160,000	165,464

Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	125,000	119,489

Software - 0.4%
Microsoft Corp., Senior Notes	2.950%	6/1/14	80,000	83,326
Microsoft Corp., Senior Notes	1.625%	9/25/15	160,000	155,069

Total Software				238,395

TOTAL INFORMATION TECHNOLOGY				523,348

MATERIALS - 0.3%
Chemicals - 0.3%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	200,000	206,785

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	150,000	170,833

TOTAL CORPORATE BONDS & NOTES (Cost - $6,957,410)				7,181,888

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 4.0%
FHLMC - 1.6%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	$224,688	$245,046
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/35-6/1/36	667,223	699,493
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.500%	8/1/36	12,736	14,670

Total FHLMC				959,209

FNMA - 2.4%
Federal National Mortgage Association (FNMA)	5.000%	5/1/18	191,139	204,681
Federal National Mortgage Association (FNMA)	6.000%	6/1/22-9/1/37	347,573	378,806
Federal National Mortgage Association (FNMA)	5.500%	1/1/24-6/1/36	709,767	763,743
Federal National Mortgage Association (FNMA)	6.500%	2/1/37	132,150	148,604

Total FNMA				1,495,834

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,244,022)				2,455,043

MUNICIPAL BONDS - 0.1%
Maryland - 0.1%
Baltimore, MD, Revenue, Parking System Facilities	2.904%	7/1/13	40,000	39,702
Baltimore, MD, Revenue, Parking System Facilities	3.387%	7/1/14	40,000	39,452

TOTAL MUNICIPAL BONDS (Cost - $79,982)				79,154

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.9%
U.S. Government Agencies - 0.8%
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	365,000	462,229

U.S. Government Obligations - 2.1%
U.S. Treasury Bonds	3.500%	2/15/39	466,000	390,785
U.S. Treasury Bonds	4.375%	11/15/39	620,000	606,631
U.S. Treasury Notes	2.250%	11/30/17	73,000	70,525
U.S. Treasury Notes	3.625%	2/15/20	47,000	48,285
U.S. Treasury Notes	2.625%	8/15/20	185,000	173,582

Total U.S. Government Obligations				1,289,808

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,755,821)				1,752,037

TOTAL INVESTMENTS - 98.4% (Cost - $47,585,219#)				60,045,565
Other Assets in Excess of Liabilities - 1.6%				953,716

TOTAL NET ASSETS - 100.0%				$60,999,281

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$45,112,123	—	—	$45,112,123
Collateralized mortgage obligations	—	$3,465,320	—	3,465,320
Corporate bonds & notes	—	7,181,888	—	7,181,888
Mortgage-backed securities	—	2,455,043	—	2,455,043
Municipal bonds		79,154	—	79,154
U.S. government & agency obligations	—	1,752,037	—	1,752,037

Total investments	$45,112,123	$14,933,442	—	$60,045,565

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,958,443
Gross unrealized depreciation	(498,097)

Net unrealized appreciation	$12,460,346

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011